Share-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-Based Compensation
Share-Based Compensation

Note 11 — Share-Based Compensation

Stock Options

On October 9, 2020, the Company implemented the 2020 Equity Incentive Plan (the “Plan”) pursuant to which the Company’s Board of Directors may grant stock options to employees and non-employees. The Plan initially authorized grants to purchase up to 26,500 shares of authorized but unissued Class B non-voting Common Stock of Legacy ICI.

In December 2020, May 2021 and December 2021, the Plan was amended to increase the number of stock options granted for issuance under the Plan by an additional 43,257, 40,000 and 40,000 shares, respectively. As of December 31, 2022, the amount of stock options granted was 149,757 shares.

Stock options could be granted under the Plan with an exercise price equal to the share’s fair value at the grant date. The options vest and become fully exercisable over service periods ranging from two to four years from the date of grant. The options expire ten years after issuance. All of total unrecognized compensation cost related to unvested stock options granted under the Plan vested as part of the Business Combination on December 19, 2023.

Restricted Stock Units

Prior to the effective time of the Business Combination, the Company granted 1,886,166 Transaction RSU Awards to certain employees. Each Transaction RSU Award vested on January 1, 2024. In addition, each Transaction RSU Award is expected to be settled in twelve substantially equal monthly installments starting on the date following the first anniversary of the closing of the Business Combination.

An additional award of restricted stock units is expected to be granted by the Company to certain employees upon the effectiveness of the Form S-8 that will register common stock issuable under the Company’s 2023 incentive award plan, which is expected to occur in 2024.

As of January 1, 2024, there are 1,886,166 RSUs outstanding, all with only service conditions. All of the RSUs outstanding were vested as of March 31, 2024. All RSUs were assigned a fair value of $6.82, which is based on the fair value of the Company’s common stock on the date of the grant.

Stock compensation expense for Transaction RSU Awards have only service vesting conditions. Expense will be recognized on a straight-line basis for all RSU awards with only service conditions. If a RSU grant holder is terminated before the award is fully vested for RSUs granted under the 2023 incentive award plan, the full amount of the unvested portion of the award will be recognized as a forfeiture in the period of termination. We recognized a total shared based compensation expense related to RSUs of $12,864 during the year ended December 31, 2023.

Note 10 — Share-Based Compensation

Stock Options

On October 9, 2020, the Company implemented the 2020 Equity Incentive Plan (the “Plan”) pursuant to which the Company’s Board of Directors may grant stock options to employees and non-employees. The Plan initially authorized grants to purchase up to 26,500 shares of authorized but unissued Class B non- voting Common Stock of Legacy ICI.

In December 2020, May 2021 and December 2021, the Plan was amended to increase the number of stock options granted for issuance under the Plan by an additional 43,257, 40,000 and 40,000 shares, respectively. As of December 31, 2022, the amount of stock options granted was 149,757 shares.

Stock options could be granted under the Plan with an exercise price equal to the share’s fair value at the grant date. The options vest and become fully exercisable over service periods ranging from two to four years from the date of grant. The options expire ten years after issuance.

On December 19, 2023, in connection with the Business Combination, which triggered accelerated vesting of all outstanding stock options, resulted in an additional $845 share-based compensation expense.

The grant date fair value of each option award is estimated on the date of grant using the Black-Scholes- Merton option-pricing model based on the following weighted average assumptions:

	2023	2022
Valuation assumptions:
Exercise price per share	$74.73	$74.73
Expected term (in years)	6.0	6.0
Expected share volatility	39.14%	37.07%
Expected dividend yield	—	—
Risk free rate	4.12%	3.16%

The following table summarizes the Company’s stock option activity during the year ended December 31, 2023 and 2022:

		Weighted	Weighted	Aggregate
	Number of	average	average	Intrinsic
	shares	exercise price	remaining term	Value
Balance at January 1, 2022	123,804	$67.66	9.3	$—
Granted	30,956	74.56	—	—
Exercised	—	—	—	—
Forfeited	(35,634)	71.87		—
Expired	(10,260)	72.80	—	—
Balance at December 31, 2022	108,866	$67.69	7.2	$—
Exercisable at December 31, 2022	—	—	—	—

		Weighted	Weighted	Aggregate
	Number of	average	average	Intrinsic
	shares	exercise price	remaining term	Value
Balance at January 1, 2023	108,866	$67.69	7.2	$—
Granted	2,050	74.73	—	—
Exercised	(110,916)	74.73	—	—
Forfeited	—	—		—
Expired	—	—	—	—
Balance at December 31, 2023	—	$—	—	$—
Exercisable at December 31, 2023	—	—	—	—

The weighted average grant-date fair value of options granted during the years 2023 and 2022 was $33.50 and $30.91, respectively. 110,916 and zero shares were exercised during the years ended December 31, 2023, and 2022, respectively.

Total share-based compensation expense related to stock options recognized in selling, general and administrative expenses in 2023 and 2022 was $1,197 and $644, respectively.

At December 31, 2023 and 2022, there was none and $1,129, respectively, of total unrecognized compensation cost related to unvested stock options granted under the Plan.

The total fair value of shares vested during the years ended December 31, 2023, and 2022 was $1,197 and $841, respectively.

Restricted Stock Units

Prior to the effective time of the Business Combination, the Company granted 1,886,166 Transaction RSU Awards to certain employees. Each Transaction RSU Award vests on January 1, 2024. In addition, each Transaction RSU Award is expected to be settled in twelve substantially equal monthly installments starting on the date following the first anniversary of the closing of the Business Combination.

An additional award of restricted stock units is expected to be granted by the Company to certain employees upon the effectiveness of the Form S-8 that will register common stock issuable under the Company’s 2023 incentive award plan, which is expected to occur in 2024.

Presented below is a summary of the status of outstanding RSUs, including showing the vesting status based on the service and criteria.

Weighted
	Number	Average Grant
	of shares	Date Fair Value
Non-vested at January 1, 2023	—	$—
Granted	1,886,166	6.82
Exercised	—	—
Forfeited	—	—
Expired	—	—
Nonvested at December 31, 2023	1,886,166	$6.82

As of December 31, 2023, there are 1,886,166 RSUs outstanding, all with only service conditions. None have vested as of December 31, 2023. All RSUs were assigned a fair value of $6.82, which is based on the fair value of the Company’s common stock on the date of the grant.

Stock compensation expense for Transaction RSU Awards have only service vesting conditions. Expense will be recognized on a straight-line basis for all RSU awards with only service conditions. In the event that a RSU grant holder is terminated before the award is fully vested for RSUs granted under the 2023 incentive award plan, the full amount of the unvested portion of the award will be recognized as a forfeiture in the period of termination. We recognized a total shared based compensation expense related to RSUs of $12,864 during the year ended December 31, 2023.